BASIS OF PREPARATION OF THE FINANCIAL STATEMENTS (Details Narrative) - Subsequent Event [Member]	Jul. 28, 2023 shares
Stock Issued During Period, Shares, New Issues	7,140,350
Prefunded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	7,400,000